Goodwill (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [Table Text Block]
The following table presents the changes in goodwill during the years ended March 31, 2019 and 2018:

	As of March 31,
	2019		2018
Opening balance, gross	Rs.	20,219	Rs.	20,026
Effect of translation adjustments		(43)		193
Impairment loss (1)		(16,274)		(16,274)
Closing balance	Rs.	3,902	Rs.	3,945

(1)	The impairment loss of Rs.16,274 includes Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010.

Disclosure of Information for Cash generating Units [Table Text Block]
The carrying amount of goodwill (other than those arising upon investment in a joint venture) was allocated to the cash generating units as follows:

	As of March 31,
	2019		2018
PSAI-Active Pharmaceutical Operations	Rs.	997	Rs.	997
Global Generics-Complex Injectables		1,287		1,339
Global Generics-North America Operations		1,005		995
Global Generics-Branded Formulations		491		491
Others		122		123
	Rs.	3,902	Rs.	3,945